Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.51	$ 0.51	$ 0.51
Dividends paid on ordinary shares	$ 10,187	$ 10,193	$ 10,099
Dividends on preference shares classified as equity	11,547	11,551	11,279
Settled in scrip	$ 1,494	$ 3,206	$ 3,040
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 62.00	$ 62.00	$ 62.00
Dividends on preference shares classified as equity	$ 90	$ 90	$ 90
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,270	$ 1,268	$ 1,090
Fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.21	$ 0.21	$ 0.21
Dividends paid on ordinary shares	$ 4,197	$ 4,169	$ 4,137
Settled in scrip	$ 393	$ 1,945	$ 408
First interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,008	$ 2,005	$ 1,981
Settled in scrip	$ 213	$ 826	$ 703
Second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 1,990	$ 2,014	$ 1,991
Settled in scrip	$ 181	$ 193	$ 994
Third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 1,992	$ 2,005	$ 1,990
Settled in scrip	$ 707	$ 242	$ 935